Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

JCorriero@stradley.com

(215) 564-8528

March 19, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”)
File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectuses dated February 28, 2018, for the following series of the Trust, as filed pursuant to Rule 497(c) under the 1933 Act on March 5, 2018 (Accession Number: 0000891092-18-001944):

1.	InfraCap MLP ETF
2.	Virtus LifeSci Biotech Clinical Trials ETF
3.	Virtus LifeSci Biotech Products ETF
4.	InfraCap REIT Preferred ETF
5.	Virtus Newfleet Multi-Sector Bond ETF
6.	Virtus Cumberland Municipal Bond ETF
7.	iSectors® Post-MPT Growth ETF
8.	Virtus Glovista Emerging Markets ETF
9.	Virtus WMC Global Factor Opportunities ETF

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:	William Smalley

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